Equity Based Awards	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Based Awards
Note 9. Equity Based Awards
The Company adopted the 2013 Stock Plan (the “2013 Plan”) under which a total of 36,313,607 shares of the Company’s common stock have been reserved for issuance to employees, directors and consultants as of June 30, 2021. Option activity under the plan for the year to date period ending June 30, 2021 is as follows:

	Number of Shares	Weighted- Average Exercise Price (Per Share)	Weighted- Average Remaining Contractual Life (in years)

Outstanding at December 31, 2020	19,420,305	$1.72	8.71
Exercised	(857,343)	0.49
Forfeited	(163,894)	1.91

Outstanding at June 30, 2021	18,399,068	$1.78	8.33

Options exercisable at June 30, 2021	5,648,643	$1.31	7.07
The aggregate intrinsic value of stock options outstanding at June 30, 2021 was $114.7 million. As of June 30, 2021, the Company had 17,877,383 shares vested and expected to vest.
Additional information regarding the exercise of stock options is as follows:

	Six Months Ended June 30,
(in thousands, except weighted average)	2021	2020
Weighted-average grant date fair value of options granted	$—	$1.01
Intrinsic value of options exercised	6,450	2,017
In the six months ended June 30, 2021, the Company did not grant any options to purchase shares of common stock. In the six months ended June 30, 2020, the Company granted options to purchase 850,300 shares of common stock with aggregate fair values of $0.9 million, calculated via the Black-Scholes option pricing model (see Note 2) using the following assumptions:

Six Months Ended June 30, 2020
Expected option term (in years)	6.06
Expected volatility%	52.2%
Risk-free interest rate%	1.50%
Expected dividend yield%	0%
Fair value of common stock (per share)	$1.01
Restricted Stock Units
During the six months ended June 30, 2021, the Company awarded restricted stock units to newly hired employees. The fair value per share of these awards was determined based on the fair market value of our stock in June 2021 and is being recognized as stock-based compensation expense over the requisite service period. The following table summarizes the restricted stock unit activity for the year-to-date
period ending June 30, 2021:

	Number of Shares	Weighted- Average Grant Date Fair Value (Per Share)
Outstanding at December 31, 2020	—	$—
Granted	1,494,250	8.17
Vested	—	—
Forfeited	(4,000)	8.01

Unvested at June 30, 2021	1,490,250	$8.17

Stock-Based Compensation Expense
During the three and six months ended June 30, 2021 and 2020, the Company recognized the following stock-based compensation expense in the following captions within the condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Cost of revenue	$62	$124	$89	$258
Research and development	394	171	725	225
Sales and marketing	237	135	320	227
General and administrative	1,084	73	1,837	297

Total stock-based compensation expense	$1,777	$503	$2,971	$1,007

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Stock Options	$1,188	$503	$2,382	$1,007
Restricted Stock Units	589	—	589	—

Total stock-based compensation expense	$1,777	$503	$2,971	$1,007

Total unrecognized stock-based compensation expense for all stock-based awards outstanding was $21.9 million at June 30, 2021, which is expected to be recognized over a weighted-average period of 1.4 years.

Note 9. Stock Option Plan
The Company adopted the 2013 Stock Plan (the “2013 Plan”) under which a total of 36,313,607 shares of the Company’s common stock have been reserved for issuance to employees, directors and consultants as of December 31, 2020. Awards granted under the 2013 Plan may be incentive stock options, non-statutory
stock options, unrestricted common stock, or restricted common stock. Incentive stock options may only be granted to employees. The Board of Directors determines the exercise price, the period over which the awards become exercisable, the vesting conditions, and other terms and conditions of the award. The awards generally vest 25 percent after 12 months, followed by ratable vesting over 36 months. Awards granted generally expire 10 years from the date of grant. The grant date fair value of options is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period.
Option activity under the plan for the year ended December 31, 2020 is as follows:

	Number of Shares	Weighted-Average Exercise Price (Per Share)	Weighted-Average Remaining Contractual Life (in years)
Outstanding at December 31, 2019	13,162,473	$1.16	7.51
Granted	9,890,563	2.06
Exercised	(2,231,540)	0.42
Forfeited	(1,401,191)	1.08

Outstanding at December 31, 2020	19,420,305	$1.72	8.71

Options exercisable at December 31, 2019	4,561,561	0.37	4.14
Options exercisable at December 31, 2020	4,700,993	$0.98	6.84
The aggregate intrinsic value of stock options outstanding at December 31, 2020 was $13.6 million. As of December 31, 2020, the Company had 18,695,077 shares vested and expected to vest. In December 31, 2019, there were 240,875 options exercised by employees for which the Company did not receive the proceeds of $0.2 million prior to December 31, 2019, the proceeds are recorded as a note receivable in the consolidated statements of stockholders’ deficit.
Additional information regarding the exercise of stock options is as follows:

(in thousands, except weighted average)	2020	2019
Weighted-average grant date fair value of options granted	$1.28	$0.92
Intrinsic value of options exercised	4,455	3,909
In the years ended December 31, 2020 and 2019, the Company granted options to purchase 9,890,563 and 7,194,585 shares of common stock with aggregate fair values of $12.7 million and $6.6 million, respectively, calculated via the Black-Scholes option pricing model (see Note 2) using the following assumptions:

	Year Ended December 31,
	2020	2019
Expected option term (in years)	5.86	6.07
Expected volatility	53.1%	52.6%
Risk-free interest rate	0.56%	1.89%
Expected dividend yield	—%	—%
Fair value of common stock (per share)	$2.36	$1.81
The Company recorded compensation expense for the stock options of $2.6 million and $0.9 million for the years ended December 31, 2020 and 2019, respectively, which was recognized in the following captions within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(in thousands)	2020	2019
Cost of revenue	$589	$186
Research and development	693	307
Sales and marketing	578	262
General and administrative	709	103

Total stock-based compensation expense	$2,569	$858

Total unrecognized stock-based compensation expense for all stock-based awards outstanding was $15.4 million at December 31, 2020, which is expected to be recognized over a weighted-average period of 1.6 years.